FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		$ 188,826	[1]	$ 181,247	[2]
Gross unrealized gains		2,088		535
Gross Unrealized losses		(7,204)		(12,794)
Estimated fair value		183,710		168,988
Accrued interest		1,250		706
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		166,356	[1]	158,089	[2]
Gross unrealized gains		2,015		535
Gross Unrealized losses		(7,117)		(11,656)
Estimated fair value		161,254		146,968
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		22,470	[1]	22,686	[2]
Gross unrealized gains		73		0
Gross Unrealized losses		(87)		(1,130)
Estimated fair value		$ 22,456		21,556
Municipal Bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	[2]			472
Gross unrealized gains				0
Gross Unrealized losses				(8)
Estimated fair value				$ 464

[1]	Excluding accrued interest of $1,250.
[2]	Excluding accrued interest of $706.